Common Stock (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Vote shares	Dec. 31, 2019 USD ($) shares
STOCKHOLDERS' EQUITY
Number of vote for each share of Common Stock | Vote	1
Dividends declared or paid | $	$ 0	$ 0
Shares of Common Stock reserved for future issuance | shares	15,749,573	9,923,323